Share-Based Compensation - Cash-Settled Restricted Share Units (Detail) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid to settle vested restricted share units | $	$ 0.5
Cash-Settled Restricted Share Units | 2011 Stock Plan | Other Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0.6
Vesting percentage	33.30%
Vesting period	3 years
Vested (in shares)	0.2
Forfeited (in sharess)	0.2
Outstanding (in shares)	0.5